EQUITY	12 Months Ended
Dec. 31, 2025
Equity [Abstract]
EQUITY

11. EQUITY

For the sake of undertaking a public offering of the Company’s ordinary shares, the Company has performed a series of reorganizing transactions resulting in 23,250,000 ordinary shares issued and outstanding that have been retroactively restated to the beginning of the first period presented.

On September 21, 2023, the Company issued 1,250,625 ordinary shares pursuant to the initial public offering. As of the date of the initial public offering, the Company only had one single class of ordinary shares. The ordinary shares were previously approved for listing on The Nasdaq Capital Market and commenced trading under the ticker symbol “DTCK” on September 19, 2023.

At an Extraordinary General Meeting of the Company held on 23 June 2025 (the “EGM”), the Company’s shareholders approved the alteration of the Company’s authorized share capital and the adoption of a dual-class share structure. Pursuant to a special resolution passed by the shareholders at the EGM, the Company’s authorized share capital of US$100,000.11, previously divided into 232,500,000,000 ordinary shares with a par value of US$0.000000430108 each, was re-classified and re-designated into 232,480,000,000 class A ordinary shares of par value US$0.000000430108 each (the “Class A Ordinary Shares”) and 20,000,000 class B ordinary shares of par value US$0.000000430108 each (the “Class B Ordinary Shares”).

On the same date, 7,985,644 issued and outstanding ordinary shares were re-classified and re-designated into Class A Ordinary Shares and 15,056,700 ordinary shares held by Davis & KT Holdings Pte. Ltd. and 1,458,281 ordinary shares held by Mr. Lek Pow Sheng, Pauson were re-classified and re-designated into Class B Ordinary Shares, respectively.

Following completion of the re-designation, the Company adopted a dual-class share structure consisting of Class A Ordinary Shares, each carrying one vote per share, and Class B Ordinary Shares, each carrying thirty votes per share. The dual-class share structure provides for different voting rights between the two classes of shares but an identical par value.

In September 2024, the Company filed a registration statement on Form S-8 to register 2,870,050 ordinary shares under the Davis Commodities Limited 2024 Equity Incentive Plan. Subsequently, on December 31, 2025, the Company approved the grant and issuance of an aggregate of 2,870,050 Class A ordinary shares under the Plan to an independent service provider. The award shares were fully vested as of the grant date on December 31, 2025. The shares were issued pursuant to the Company’s Equity Incentive Plan as part of share-based compensation arrangements intended to align the interests of the service provider with those of shareholders.

On February 5, 2026, the Board approved a share consolidation of the Company’s Class A Ordinary Shares and Class B Ordinary Shares at a ratio of 20-for-1 (the “Reverse Split”). Pursuant to the Board resolutions, each 20 issued and unissued Class A Ordinary Shares will be consolidated into one Class A Ordinary Share, and each 20 issued and unissued Class B Ordinary Shares will be consolidated into one Class B Ordinary Share. Following the Reverse Split, (i) the par value of each Class A Ordinary Share and each Class B Ordinary Share will be changed from $0.000000430108 each to $0.00000860216 each; (ii) the authorized shares will be changed from 232,480,000,000 Class A Ordinary Shares and 20,000,000 Class B Ordinary Shares to 11,624,000,000 Class A Ordinary Shares and 1,000,000 Class B Ordinary Shares; and (iii) the issued and outstanding shares will be changed from 10,855,694 Class A Ordinary Shares and 16,514,981 Class B Ordinary Shares to 542,786 Class A Ordinary Shares and 825,750 Class B Ordinary Shares, respectively. All fractional shares resulting from the Reverse Split will not be issued to shareholders; instead, any fractional entitlements will be rounded up to the next whole number. The Company’s Class A Ordinary Shares started to trade on the Market on a split-adjusted basis on March 9, 2026.

The Company believe it is appropriate to reflect the above transactions on a retroactive basis. According to the above transactions and the subsequent adjusted per-share consideration, the Company has retroactively adjusted the shares and per share data for all periods presented.